PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 -        PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2017	2016
Cost:
Land and buildings	$12,385	$11,966
Machinery and equipment	48,848	46,129
Motor vehicles	472	362
Office furniture and equipment	2,039	1,926
Software	1,419	1,354
	65,163	61,737

Less: Accumulated depreciation	43,842	40,439
Depreciated cost	$21,321	$21,298

Depreciation expenses amounted to $3,807, $3,501 and $2,753 for the years ended December 31, 2017, 2016 and 2015, respectively.